Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	JNL INVESTORS SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001121257
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Apr. 23, 2020
Document Effective Date	dei_DocumentEffectiveDate	Apr. 27, 2020
Prospectus Date	rr_ProspectusDate	Apr. 27, 2020
JNL GOVERNMENT MONEY MARKET FUND | FTSE U.S. Treasury Bill Index (1-Month) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.20%
5 Years	rr_AverageAnnualReturnYear05	1.01%
10 Years	rr_AverageAnnualReturnYear10	0.53%
JNL GOVERNMENT MONEY MARKET FUND | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	JNL Government Money Market Fund Institutional Class
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) Not Applicable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.18%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.19%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	4/30/21
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is in effect through April 30, 2021. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 19
3 Years	rr_ExpenseExampleYear03	61
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	107
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 243
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are “collateralized fully” (i.e., collateralized by cash or government securities). The government securities typically have a maximum remaining maturity of 397 calendar days and the repurchase agreements are collateralized by cash or government securities with a maximum remaining maturity of 397 days. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in government securities or repurchase agreements collateralized by government securities. As a government money market fund, the Fund is exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gate. While the Fund’s Board of Trustees may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board of Trustees has not elected to do so at this time.

The Fund seeks to maintain a stable net asset value of $1.00 per share, neither the Federal Deposit Insurance Company, nor any other government agency insures or protects your investment.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. While the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund itself. The principal risks associated with investing in the Fund include:

●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Income risk – The Fund is subject to the risk that the income generated from the Fund’s investments may decline in the event of falling interest rates. Income risk may be high if the Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. The Fund’s distributions to shareholders may decline when interest rates fall.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Repurchase agreements, purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security under a repurchase agreement or purchase and sale contract, and the market value of the security declines, the Fund may lose money.
●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Money Market Fund Price Fluctuates [Text]	rr_RiskMoneyMarketFundPriceFluctuates	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
Risk Money Market Fund May Not Preserve Dollar [Text]	rr_RiskMoneyMarketFundMayNotPreserveDollar	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund Sponsor May Not Provide Support [Text]	rr_RiskMoneyMarketFundSponsorMayNotProvideSupport	The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The 7-day yield on December 31, 2019, was 1.48%.

Prior to September 19, 2016, the Fund was operated as a prime money market fund. Effective September 19, 2016, the Fund operates as a government money market fund and, as such, invests at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are “collateralized fully” (i.e., backed by cash or government securities).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31 Institutional Class
Annual Return 2010	rr_AnnualReturn2010	0.06%
Annual Return 2011	rr_AnnualReturn2011	0.05%
Annual Return 2012	rr_AnnualReturn2012	0.05%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.05%
Annual Return 2016	rr_AnnualReturn2016	0.25%
Annual Return 2017	rr_AnnualReturn2017	0.73%
Annual Return 2018	rr_AnnualReturn2018	1.71%
Annual Return 2019	rr_AnnualReturn2019	2.08%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter ( ended 6/30/2019): 0.57% ; Worst Quarter (ended 6/30/2015): 0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/2019
1 Year	rr_AverageAnnualReturnYear01	2.08%
5 Years	rr_AverageAnnualReturnYear05	0.96%
10 Years	rr_AverageAnnualReturnYear10	0.50%
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	1.48%
JNL Securities Lending Collateral Fund | FTSE U.S. Treasury Bill Index (1-Month) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.20%
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 13, 2018
JNL Securities Lending Collateral Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	JNL Securities Lending Collateral Fund Institutional Class
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) Not Applicable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.04%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 4
3 Years	rr_ExpenseExampleYear03	13
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	23
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 51
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are “collateralized fully” (i.e., collateralized by cash or government securities). The government securities typically have a maximum remaining maturity of 397 calendar days and the repurchase agreements are collateralized by cash or government securities with a maximum remaining maturity of 397 days. As a government money market fund, the Fund is exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gate. While the Fund’s Board of Trustees may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board of Trustees has not elected to do so at this time.

Although the Fund seeks to maintain a stable net asset value of $1.00 per share, neither the Federal Deposit Insurance Company, nor any other government agency insures or protects your investment.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. While the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund itself. The principal risks associated with investing in the Fund include:

●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Income risk – The Fund is subject to the risk that the income generated from the Fund’s investments may decline in the event of falling interest rates. Income risk may be high if the Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. The Fund’s distributions to shareholders may decline when interest rates fall.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Repurchase agreements, purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security under a repurchase agreement or purchase and sale contract, and the market value of the security declines, the Fund may lose money.
●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Money Market Fund Price Fluctuates [Text]	rr_RiskMoneyMarketFundPriceFluctuates	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
Risk Money Market Fund May Not Preserve Dollar [Text]	rr_RiskMoneyMarketFundMayNotPreserveDollar	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund Sponsor May Not Provide Support [Text]	rr_RiskMoneyMarketFundSponsorMayNotProvideSupport	The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The 7-day yield on December 31, 2019, was 1.59%.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31 Class A
Annual Return 2019	rr_AnnualReturn2019	2.21%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2019): 0.61%; Worst Quarter (ended 12/31/2019): 0.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.43%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/2019
1 Year	rr_AverageAnnualReturnYear01	2.21%
Since Inception	rr_AverageAnnualReturnSinceInception	2.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 13, 2018
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	1.59%
JNL/PPM America Low Duration Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	JNL/PPM America Low Duration Bond Fund Class A Class I
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is a high level of current income consistent with capital preservation.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) Not Applicable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	116%

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	116.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in investment-grade securities, including, without limitation, corporate bonds, asset-backed, commercial mortgage-backed and mortgage-backed securities, and obligations of the U.S. Government and its agencies. The Fund may also invest in money market securities, collateralized mortgage obligations and foreign fixed-income securities. An investment grade security is one that is rated BBB- or Baa3 or above by at least one major credit rating agency or, if unrated, that has been determined by the Fund’s Sub-Adviser, PPM America, Inc. (“Sub-Adviser”) to be of comparable quality. Investment grade securities could include split-rated securities, which are securities that are rated as investment grade by at least one credit rating agency but rated below investment grade by another agency.

The Fund’s average effective portfolio duration normally varies from one to three years. The Fund seeks to maintain a low duration but may lengthen or shorten its duration within that range to reflect changes in the overall composition of the debt markets. Duration is a measure of a bond price’s sensitivity to a change in interest rates. Generally, the longer a bond’s duration, the greater its price sensitivity to a change in interest rates. For example, portfolio duration of two years means that if interest rates increased by one percent, the value of the portfolio would decrease by approximately two percent.

Normally, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds. The Sub-Adviser considers bonds to be debt securities, including without limitation, corporate bonds, asset-backed, commercial mortgage-backed and mortgage-backed securities and obligations of the U.S. Government and its agencies. For purposes of satisfying the 80% requirement, the Fund may also invest in derivative or other synthetic instruments that have economic characteristics similar to the debt instruments mentioned above. The Fund may invest up to 10% of its total assets in lower rated securities commonly known as “high yield” securities or “junk bonds.” The Fund may invest without limitation in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest without limitation in derivative instruments, such as options, futures contracts or swap agreements, subject to applicable law and any other restrictions described in the Fund’s Prospectus or Statement of Additional Information. Specifically, the Fund may use futures to hedge duration or to modestly increase the Fund’s exposure to interest rate or yield curve risk. The Fund may also use credit default swaps or credit default swap indices (“CDX”) to increase or decrease the Fund’s exposure to credit risk or to hedge credit risk in a particular name, industry or sector.

The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may invest in dollar rolls.

The Sub-Adviser determines the best relative value investment opportunities across various debt sectors by analyzing overall economic conditions within and among these sectors. While the Fund typically diversifies its assets broadly across various sectors, the Fund may overweight certain sectors and minimize exposures to others as relative value opportunities arise.

The Sub-Adviser selects individual securities by considering factors such as credit quality, the security’s risk-return profile, the security’s maturity and its market liquidity.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Income risk – The Fund is subject to the risk that the income generated from the Fund’s investments may decline in the event of falling interest rates. Income risk may be high if the Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. The Fund’s distributions to shareholders may decline when interest rates fall.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	When-issued and delayed delivery securities and forward commitments risk – When-issued, delayed delivery securities and forward commitments transactions arise when securities are purchased by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/2019
JNL/PPM America Low Duration Bond Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fee	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 918
Annual Return 2014	rr_AnnualReturn2014	0.88%
Annual Return 2015	rr_AnnualReturn2015	0.51%
Annual Return 2016	rr_AnnualReturn2016	1.62%
Annual Return 2017	rr_AnnualReturn2017	1.21%
Annual Return 2018	rr_AnnualReturn2018	1.16%
Annual Return 2019	rr_AnnualReturn2019	3.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.38%)
1 Year	rr_AverageAnnualReturnYear01	3.99%
5 Years	rr_AverageAnnualReturnYear05	1.69%
Since Inception	rr_AverageAnnualReturnSinceInception	1.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2013
JNL/PPM America Low Duration Bond Fund | Class A | Bloomberg Barclays Capital 1-3 Year U.S. Government Credit Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.03%
5 Years	rr_AverageAnnualReturnYear05	1.67%
Since Inception	rr_AverageAnnualReturnSinceInception	1.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2013
JNL/PPM America Low Duration Bond Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fee	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 45
3 Years	rr_ExpenseExampleYear03	141
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	246
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 555
Annual Return 2018	rr_AnnualReturn2018	1.36%
Annual Return 2019	rr_AnnualReturn2019	4.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.20%)
1 Year	rr_AverageAnnualReturnYear01	4.38%
Since Inception	rr_AverageAnnualReturnSinceInception	2.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 25, 2017
JNL/PPM America Low Duration Bond Fund | Class I | Bloomberg Barclays Capital 1-3 Year U.S. Government Credit Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.03%
Since Inception	rr_AverageAnnualReturnSinceInception	2.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 25, 2017
Classes | JNL/PPM America Low Duration Bond Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31 Class A
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter ( ended 3/31/2019): 1.40%; Worst Quarter (ended 12/31/2016): -0.38%
Classes | JNL/PPM America Low Duration Bond Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31 Class I
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 3/31/2019): 1.59% ; Worst Quarter (ended 3/31/2018): -0.20%

[1]	"Other Expenses" include an Administrative Fee of 0.00% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Jackson National Asset Management, LLC ("JNAM" or "Adviser") has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, transactional costs, if any, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund's investment income for the period. The fee waiver will continue through April 30, 2021. The Adviser may extend the fee waiver for a subsequent one-year term, and thereafter, the fee waiver will automatically renew for additional subsequent one-year terms unless the Board of Trustees approves the elimination of the fee waiver. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of three years.
[3]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").